Investment Income - Summary of Investment Income From Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment income [line items]
Investment income	€ 7,338	€ 7,788	€ 8,525
Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	5,394	5,737	6,099
Investment income related to general account [member] | Derivatives [member]
Disclosure of detailed information about investment income [line items]
Investment income	31	(139)	(96)
Investment income related to general account [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,467	4,007	4,235
Investment income related to general account [member] | Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,686	1,752	1,760
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about investment income [line items]
Investment income	148	80	115
Shares [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,164	1,180	1,306
Debt securities [member]
Disclosure of detailed information about investment income [line items]
Investment income	4,248	4,838	5,332
Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,686	1,752	1,760
Real estate [member]
Disclosure of detailed information about investment income [line items]
Investment income	121	129	133
Real estate [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	71	69	61
Other [member]
Disclosure of detailed information about investment income [line items]
Investment income	119	(111)	(6)
Other [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	€ (10)	€ (32)	€ 25